Equity - Schedule of Share Capital (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020
Contributed equity
Total Equity	$ 535,509	$ 559,746	$ 581,397	$ 518,731	$ 538,506	$ 549,326
Ordinary Shares
Contributed equity
Ordinary shares	648,696,070		648,696,070	587,586,780		583,949,612
Less: Treasury Shares	(542,903)			(583,314)
Total Contributed Equity	648,153,167			587,003,466
Ordinary shares	$ 1,163,586			$ 1,065,539
Total Equity	$ 1,163,586		$ 1,163,153	$ 1,065,539		$ 1,051,450